SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reconciliation of Net Loss per Common Share

		For the Period from
		December 18,
	Year Ended	2019 (Inception)
	June 30, 2021	Through June 30, 2020
Redeemable Common Stock
Numerator: Earnings allocable to Redeemable Common Stock
Interest Income	$30,397	$—
Franchise Tax	(30,397)	—
Net Earnings	$—	$—

Denominator: Weighted Average Redeemable Common Stock Redeemable Common Stock, Basic and Diluted	8,009,041	—
Earnings/Basic and Diluted Redeemable Common Stock	$0.00	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(561,449)	$(1,000)
Redeemable Net Earnings	—	—
Non-Redeemable Net Loss	$(561,449)	$(1,000)

Denominator: Weighted Average Non-Redeemable Common Stock Non-Redeemable Common Stock, Basic and Diluted	1,951,216	1,875,000
Loss/Basic and Diluted Non-Redeemable Common Stock	$(0.29)	$0.00